SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 7.0%
Agency - 1.0%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	561,454	0.73	5/28/35	552,902
FNMA REMICS, Series 2001-W2, Class AS5 [14]	170	6.47	10/25/31	166
Small Business Administration, Series 2006-20D, Class 1	149,061	5.64	4/1/26	159,924
Small Business Administration, Series 2007-20B, Class 1	139,035	5.49	2/1/27	150,081
Small Business Administration, Series 2007-20J, Class 1	205,515	5.57	10/1/27	220,879

				1,083,952

Non-Agency - 6.0%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 1, [4]	499,642	6.50	8/15/30	531,514
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	1.27	11/25/33	738,126
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	273,335	3.50	6/28/57	282,615
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	107,077
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	315,782
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	65,799	5.12	2/25/35	65,700
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	152,222	1.12	11/25/33	150,694
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	279,542	1.01	10/25/33	278,095
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	219,913	2.75	1/25/61	225,585
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	500,000	3.63	9/10/25	521,012
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	487,963	3.30	5/10/24	493,195
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	826,565
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1 [1,4]	403,193	3.75	11/25/58	405,190
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 [1,4]	457,842	3.00	11/25/59	462,896
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	818,913	2.18	2/25/60	833,502

				6,237,548

Total Asset-Backed Securities (cost: $7,218,793)				7,321,500

Collateralized Mortgage Obligations - 11.3%
Agency - 5.9%
FHLMC REMICS, Series 2528, Class KM	14,371	5.50	11/15/22	14,794
FHLMC REMICS, Series 2968, Class EG	35,629	6.00	10/15/34	35,621
FHLMC REMICS, Series 3104, Class BY	82,001	5.50	1/15/26	88,274
FHLMC REMICS, Series 3806, Class JA	169,014	3.50	2/15/26	175,308
FHLMC REMICS, Series 4246, Class PT	404,424	6.50	2/15/36	480,939
FHLMC REMICS, Series 4759, Class NA	495,215	3.00	8/15/44	508,500
FHLMC REMICS, Series 4776, Class QG	311,247	3.00	9/15/42	315,055
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	718,319	7.00	3/25/44	865,833
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	397,023	3.39	8/25/43	422,838
FNMA REMICS, Series 2003-52, Class NA	14,415	4.00	6/25/23	14,600
FNMA REMICS, Series 2009-13, Class NX	628	4.50	3/25/24	643
FNMA REMICS, Series 2009-71, Class MB	18,301	4.50	9/25/24	18,839
FNMA REMICS, Series 2012-19, Class GH	13,844	3.00	11/25/30	14,107
FNMA REMICS, Series 2013-74, Class AD	59,843	2.00	7/25/23	60,389
FNMA REMICS, Series 2017-97, Class DP	316,017	3.50	10/25/46	322,123
FNMA REMICS, Series 2018-1, Class TE	264,659	3.50	3/25/44	273,017
FNMA REMICS, Series 2018-25, Class AG	437,812	3.50	4/25/47	460,187
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	710,888	2.96	11/25/37	732,365
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	811,891	2.89	12/25/37	846,973
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	412,134	4.00	2/25/59	456,445
Vendee Mortgage Trust, Series 1993-1, Class ZB	28,556	7.25	2/15/23	30,074

				6,136,924

DECEMBER 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Non-Agency - 5.4%
COLT Mortgage Loan Trust, Series 2019-1, Class A1 1, [4]	170,828	3.71	3/25/49	172,497
JP Morgan Mortgage Trust, Series 2019-9, Class A8 [1,4]	750,000	3.50	5/25/50	767,591
JP Morgan Mortgage Trust, Series 2020-2, Class A4 [1,4]	501,255	3.50	7/25/50	508,486
JP Morgan Mortgage Trust, Series 2020-8, Class A4 [1,4]	231,273	3.00	3/25/51	236,527
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 [1,4]	422,039	4.00	3/25/57	454,852
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 [1,4]	446,024	4.00	4/25/57	474,319
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	171,849	1.65	6/25/57	173,887
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	312,856	4.00	12/25/57	338,308
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% [1,4]	474,469	0.90	1/25/48	474,906
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	274,420	4.22	4/25/42	282,002
Sequoia Mortgage Trust, Series 2017-4, Class A4 [1], 4	39,258	3.50	7/25/47	39,393
Sequoia Mortgage Trust, Series 2018-3, Class A4 [1,4]	138,551	3.50	3/25/48	138,646
Sequoia Mortgage Trust, Series 2020-2, Class A4 [1,4]	541,298	3.50	3/25/50	550,627
Sequoia Mortgage Trust, Series 2020-4, Class A5 [1,4]	569,397	2.50	11/25/50	584,922
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 [1,4]	481,443	2.50	9/25/50	494,852

				5,691,815

Total Collateralized Mortgage Obligations (cost: $11,574,456)				11,828,739

Corporate Bonds - 25.8%
AmSouth Bancorp. (Subordinated)	750,000	6.75	11/1/25	920,869
British Airways 2013-1 Class A Pass Through Trust [4]	374,909	4.63	6/20/24	372,815
Cabot Corp.	500,000	3.40	9/15/26	541,172
Capital One Financial Corp. (Subordinated)	1,000,000	3.75	7/28/26	1,134,466
Comerica Bank (Subordinated)	500,000	4.00	7/27/25	564,191
Continental Airlines 2012-1 Class A Pass Through Trust	220,801	4.15	4/11/24	222,215
Credit Suisse Group Funding Guernsey, Ltd. [4]	450,000	3.75	3/26/25	499,594
Delta Air Lines 2015-1 Class A Pass Through Trust	587,222	3.88	7/30/27	601,530
Delta Air Lines 2019-1 Class A Pass Through Trust	306,000	3.40	4/25/24	301,211
Delta Air Lines, Inc./SkyMiles [4]	850,000	4.50	10/20/25	908,530
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	259,643	5.13	11/30/22	245,597
Duke Energy Florida Project Finance, LLC	743,680	1.73	9/1/22	750,604
Equifax, Inc.	750,000	3.25	6/1/26	826,801
Fidelity & Guaranty Life Holdings, Inc. [4]	1,035,000	5.50	5/1/25	1,207,845
Flex, Ltd.	600,000	3.75	2/1/26	671,135
Fulton Financial Corp. (Subordinated)	900,000	4.50	11/15/24	996,592
Georgia-Pacific, LLC	645,000	7.38	12/1/25	840,812
JetBlue 2019-1 Class B Pass Through Trust	944,339	8.00	11/15/27	1,022,275
John Hancock Life Insurance Co. (Subordinated) [4]	900,000	7.38	2/15/24	1,060,966
JPMorgan Chase & Co., 3 Mo. Libor + 0.80% [1]	900,000	1.01	5/10/23	901,557
Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	875,901
Marathon Petroleum Corp.	800,000	4.70	5/1/25	916,444
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	970,779
Minnesota Life Insurance Co. (Subordinated) [4]	750,000	8.25	9/15/25	941,901
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	975,000	2.51	12/15/24	974,267
Prudential Insurance Co. of America (Subordinated) [4]	615,000	8.30	7/1/25	797,170
RenaissanceRe Finance, Inc.	500,000	3.70	4/1/25	548,176
SBA Tower Trust [4]	500,000	2.84	1/15/25	532,324
SBA Tower Trust, Series 2014-2A, Class C [4,14]	750,000	3.87	10/8/24	801,970
TIAA FSB Holdings, Inc. (Subordinated)	780,000	5.75	7/2/25	852,937
United Airlines 2013-1 Class A Pass Through Trust	210,842	4.30	8/15/25	212,945

2

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

United Airlines 2014-1 Class A Pass Through Trust	975,293	4.00	4/11/26	986,113
United Airlines 2015-1 Class A Pass Through Trust	100,000	3.70	12/1/22	99,103
Valero Energy Partners LP	1,000,000	4.38	12/15/26	1,157,557
Wachovia Corp. (Subordinated) [14]	661,000	7.57	8/1/26	870,562
Webster Financial Corp.	950,000	4.38	2/15/24	1,016,342

Total Corporate Bonds (cost: $26,297,359)				27,145,268

Mortgage Pass-Through Securities - 18.0%
Federal Home Loan Mortgage Corporation - 3.5%
Freddie Mac	526,927	2.00	11/1/31	553,400
Freddie Mac	673,700	2.00	8/1/32	707,184
Freddie Mac	96,001	3.00	9/1/27	102,191
Freddie Mac	904,083	3.00	1/1/35	967,124
Freddie Mac	19,366	3.50	7/1/26	20,562
Freddie Mac	520,069	3.50	9/1/32	556,697
Freddie Mac	123,983	4.00	7/1/26	131,949
Freddie Mac	134,623	4.00	1/1/27	143,332
Freddie Mac	9	4.50	12/1/21	9
Freddie Mac	4,959	4.50	7/1/26	5,212
Freddie Mac	8,902	5.00	10/1/25	9,840
Freddie Mac	425,346	5.00	5/1/28	474,424
Freddie Mac	159	5.50	3/1/21	160
Freddie Mac	23	5.50	3/1/21	23

				3,672,107

Federal National Mortgage Association - 11.8%
Fannie Mae	1,254,756	2.35	5/1/23	1,295,726
Fannie Mae	1,035,775	2.50	2/1/35	1,091,685
Fannie Mae	1,646,872	2.99	3/1/22	1,675,257
Fannie Mae	153,859	3.00	8/1/28	161,360
Fannie Mae	801,089	3.00	9/1/32	847,000
Fannie Mae	1,703,068	3.00	6/1/40	1,856,583
Fannie Mae	340,472	3.50	1/1/26	361,271
Fannie Mae	879,718	3.50	2/1/32	937,517
Fannie Mae	730,169	3.50	5/1/35	787,186
Fannie Mae	10,100	4.00	9/1/24	10,714
Fannie Mae	72,793	4.00	6/1/25	77,266
Fannie Mae	15,001	4.00	10/1/31	16,383
Fannie Mae	1,239,405	4.00	10/1/34	1,320,633
Fannie Mae	60,274	4.50	4/1/25	64,098
Fannie Mae	12	5.50	10/1/21	12
Fannie Mae	682,747	5.50	8/1/40	804,072
Fannie Mae	906,960	5.50	2/1/42	1,066,186

				12,372,949

Government National Mortgage Association - 0.7%
Ginnie Mae, US Treasury + 1.50% [1]	28,278	2.88	4/20/33	29,516
Ginnie Mae, US Treasury + 1.50% [1]	5,556	2.88	4/20/42	5,775
Ginnie Mae	5,613	5.00	12/20/23	5,769
Ginnie Mae	5,261	5.00	9/15/24	5,527

DECEMBER 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Ginnie Mae	25,893	5.00	6/20/26	27,956
Ginnie Mae	618,574	6.00	7/20/37	739,599

				814,142

Other Federal Agency Securities - 2.0%
Small Business Administration Pools, PRIME - 2.50% [1]	565,034	0.75	5/25/43	563,253
Small Business Administration Pools, PRIME + 0.80% [1]	1,071,066	4.04	2/25/28	1,139,696
Small Business Administration Pools, PRIME + 0.76% [1]	364,788	4.07	3/25/30	388,943

				2,091,892

Total Mortgage Pass-Through Securities (cost: $18,651,031)				18,951,090

Taxable Municipal Bonds - 7.9%
Berks County Industrial Development Authority	140,000	3.20	5/15/21	140,283
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	5,137
County of Yamhill OR	500,000	4.50	10/1/30	512,325
Financial Consulting Services Group, LLC [4]	1,000,000	5.50	2/1/21	1,000,000
Florida Capital Projects Finance Authority	1,000,000	4.00	10/1/24	1,000,370
Kansas City Industrial Development Authority	1,000,000	1.75	3/1/26	1,028,840
Massachusetts Educational Financing Authority	370,000	4.00	1/1/32	377,071
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	809,520
New Hampshire Housing Finance Authority	240,000	4.00	7/1/35	244,334
New Hampshire Housing Finance Authority	5,000	4.00	1/1/37	5,190
New Jersey Economic Development Authority	365,000	4.43	12/1/21	370,475
New Jersey Turnpike Authority [4]	1,000,000	3.22	1/1/35	1,060,230
New York City Transitional Finance Authority Future Tax Secured Revenue	750,000	6.27	8/1/39	753,458
Tennessee Housing Development Agency	55,000	3.50	7/1/31	55,876
Wisconsin Housing & Economic Development Authority [8]	655,000	3.50	3/1/46	686,938
Wisconsin Public Finance Authority (Statler Hilton) [6]	355,000	3.50	12/15/27	267,833

Total Taxable Municipal Bonds (cost: $8,198,099)				8,317,880

U.S. Treasury / Federal Agency Securities - 26.0%
Federal Agency Issues - 0.9%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	0.60	3/9/23	251,877
U.S. Department of Housing and Urban Development	690,000	4.28	8/1/27	692,042

				943,919

U.S. Treasury - 25.1%
U.S. Treasury Bill [6]	3,550,000	0.08	1/21/21	3,549,843
U.S. Treasury Bill [6]	3,000,000	0.08	2/4/21	2,999,772
U.S. Treasury Inflation Indexed Bonds	2,746,625	0.13	4/15/21	2,756,120
U.S. Treasury Inflation Indexed Bonds	4,512,360	0.13	1/15/23	4,687,331
U.S. Treasury Inflation Indexed Bonds	907,272	0.13	4/15/25	975,979
U.S. Treasury Inflation Indexed Bonds	2,888,275	0.63	7/15/21	2,925,845
U.S. Treasury Note	4,500,000	0.13	4/30/22	4,501,055
U.S. Treasury Note	4,000,000	2.00	2/28/21	4,011,234

				26,407,179

Total U.S. Treasury / Federal Agency Securities (cost: $27,228,530)				27,351,098

4

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Quality Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 4.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost: $4,474,623)	4,474,623	4,474,623

Total Investments in Securities - 100.3% (cost: $103,642,891)		105,390,198

Other Assets and Liabilities, net - (0.3%)		(319,577)

Total Net Assets - 100.0%		$105,070,621

[1]

Variable rate security. Rate disclosed is as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2020 was $22,241,776 and represented 21.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2020, 0.7% of net assets in the Fund was invested in such securities.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2020.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2020 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	225	March 2021	(28,386,914)	(78,829)

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2020.

DECEMBER 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	7,321,500	—	7,321,500
Collateralized Mortgage Obligations	—	11,828,739	—	11,828,739
Corporate Bonds	—	27,145,268	—	27,145,268
Mortgage Pass-Through Securities	—	18,951,090	—	18,951,090
Taxable Municipal Bonds	1,000,000	7,317,880	—	8,317,880
U.S. Treasury / Federal Agency Securities	—	27,351,098	—	27,351,098
Short-Term Securities	4,474,623	—	—	4,474,623
	5,474,623	99,915,575	—	105,390,198

Liabilities
Futures	(78,829)	—	—	(78,829)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6